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                             UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC 20549

                               FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number 811-01608

FRANKLIN HIGH INCOME TRUST
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ---------------------------

Date of fiscal year end:    5/31
                          -----------------

Date of reporting period:   6/30/07
                          -----------------

ITEM 1. PROXY VOTING RECORDS.

======================== FRANKLIN HIGH INCOME FUND ============================

INSTITUTIONAL FIDUCIARY TRUST

Ticker:       INFXX          Security ID:  457756500
Meeting Date: MAY 11, 2007   Meeting Type: Special
Record Date:  JAN 5, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Harris J. Ashton            For       Echo       Management
                                                          Vote
1.2   Elect Trustee Robert F. Carlson           For       Echo       Management
                                                          Vote
1.3   Elect Trustee Sam L. Ginn                 For       Echo       Management
                                                          Vote
1.4   Elect Trustee Edith E. Holiday            For       Echo       Management
                                                          Vote
1.5   Elect Trustee Frank W. T. LaHaye          For       Echo       Management
                                                          Vote
1.6   Elect Trustee Frank A. Olson              For       Echo       Management
                                                          Vote
1.7   Elect Trustee Larry D. Thompson           For       Echo       Management
                                                          Vote
1.8   Elect Trustee John B. Wilson              For       Echo       Management
                                                          Vote
1.9   Elect Trustee Charles B. Johnson          For       Echo       Management
                                                          Vote
1.10  Elect Trustee Gregory E. Johnson          For       Echo       Management
                                                          Vote
2     Approve Conversion to Series of Delaware  For       Echo       Management
      Business Trust                                      Vote
3     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
4     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
5     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
6     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
7     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
8     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
9     Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
10    Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote
11    Approve Elimination of Fundamental        For       Echo       Management
      Investment Policy                                   Vote
12    Approve Change of Fundamental Investment  For       Echo       Management
      Policy                                              Vote

For all items above, voted shares in the same proportion as the vote of all other shareholders.


--------------------------------------------------------------------------------

SPRINT NEXTEL CORP

Ticker:       S              Security ID:  852061100
Meeting Date: MAY 8, 2007    Meeting Type: Annual
Record Date:  MAR 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Keith J. Bane              For       For        Management
2     Elect Director Robert R. Bennett          For       For        Management
3     Elect Director Gordon M. Bethune          For       For        Management
4     Elect Director Frank M. Drendel           For       For        Management
5     Elect Director Gary D. Forsee             For       For        Management
6     Elect Director James H. Hance, Jr.        For       For        Management
7     Elect Director V. Janet Hill              For       For        Management
8     Elect Director Irvine O. Hockaday, Jr.    For       For        Management
9     Elect Director Linda Koch Lorimer         For       For        Management
10    Elect Director  William H. Swanson        For       Against    Management
11    Ratify Auditors                           For       For        Management
12    Approve Omnibus Stock Plan                For       For        Management
13    Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' Compensation





                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN HIGH INCOME TRUST

By (Signature and Title)*/s/JIMMY D. GAMBILL
                         ------------------------------------------------------
                         Jimmy D. Gambill,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2007
      -----------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.